Share-Based Compensation - Share options (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) item $ / shares shares	Jun. 30, 2020 USD ($) $ / shares
Stock options
Share-Based Compensation
Granted (in dollars per share) | $ / shares	$ 0.03	$ 0.1
Options granted (in shares) | shares	72,757,400
Share-based compensation expense | $	$ 1,255,165	$ 1,428,823
Stock options | 2012 Option Plan
Share-Based Compensation
Contractual term	10 years
Stock options | 2012 Option Plan | Minimum
Share-Based Compensation
Annual vesting percentage	20.00%
Vesting number of anniversaries	4
Participant right to exercise options cease period after termination of employment	2 months
Stock options | 2012 Option Plan | Maximum
Share-Based Compensation
Annual vesting percentage	25.00%
Vesting number of anniversaries	5
Participant right to exercise options cease period after termination of employment	3 months
Restricted share units
Share-Based Compensation
Granted (in shares) | shares	0
Contractual term	10 years
Annual vesting percentage	25.00%
Vesting number of anniversaries	4
Share-based compensation expense | $	$ 882,184	$ 907,541